Trade payables and other current liabilities - Schedule of Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 15,701	$ 8,834	$ 9,412	[1]
Other current liabilities:
Employees and social debts	7,424	3,575	3,091
Provisions	90	0	352		$ 32
Others	962	965	1,563
Total other current liabilities	8,476	4,540	5,006	[1]
License and development services agreement (See Note 19)	12,392	5,085	0
Deferred revenue, current	753	727	973
Current contract liabilities	$ 13,145	$ 5,812	$ 973	[1]

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.